Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
    Fair value measurements are based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, and are determined by either the principal market or the most advantageous market.

    Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

    During the year ended December 31, 2025, there were no transfers between levels.

    The following table provides a summary of the assets in the Plan that are measured at fair value on a recurring basis:

		Basis of Fair Value Measurements
December 31, 2025	Total	Level 1	Level 2	Level 3
Mutual funds	$212,232	$212,232	$—	$—
Quest Diagnostics common stock	310,165	310,165	—	—
Other common stock	287,320	287,320	—	—
Subtotal	$809,717	$809,717	$—	$—

Investments measured at NAV as a practical expedient: (A)	5,348,400

Total investments, at fair value	$6,158,117

		Basis of Fair Value Measurements
December 31, 2024	Total	Level 1	Level 2	Level 3
Mutual funds	$204,410	$204,410	$—	$—
Quest Diagnostics common stock	295,103	295,103	—	—
Other common stock	282,820	282,743	—	77
Subtotal	$782,333	$782,256	$—	$77

Investments measured at NAV as a practical expedient: (A)	4,700,973

Total investments, at fair value	$5,483,306

(A)    Certain investments, including the Collective Funds, that were measured at fair value using the net asset value ("NAV") per share (or its equivalent) practical expedient were not classified in the fair value hierarchy. There are no unfunded commitments or redemption restrictions related to these investments.

    Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

    Mutual Funds: Valued at the daily closing price reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Security and Exchange Commission ("SEC") and are required to publish their NAV on a daily basis and to transact at that price. The mutual funds held by the Plan are classified as level 1.
    Quest Diagnostics Common Stock and Other Common Stock classified as level 1: Valued at the closing price reported on the active market on which the individual securities are traded.

    Other Common Stock classified as level 3: Valued using a valuation technique based on available information, which may consider market-based valuation multiples; a discount or premium from market value of a similar, freely traded equity security of the same issuer; or some combination.  These fair value measurements are classified within Level 3 of the fair value hierarchy as the fair value is based on significant inputs that are not observable.

    Collective Funds: Valued at NAV per unit as determined by the trustee at year end. The NAV is used as a practical expedient to estimate fair value.

    The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.